Share capital and share-based compensation - Narrative (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 30, 2022 shares	Jul. 31, 2022 USD ($) shares	Jul. 31, 2021 USD ($) shares	Jul. 31, 2022 USD ($) shares	Jul. 31, 2021 USD ($) shares	Oct. 31, 2021 USD ($) shares	Aug. 10, 2021	Oct. 31, 2020 USD ($) shares
Disclosure of classes of share capital [line items]
Number of share options exercised (in shares) | shares				1,251,547
Exercise of stock options				$ 0	$ 169,105
Business combination, share exchange ratio							39.91
Number of warrants exercised (in shares) | shares	9,678	9,578
Proceeds from exercise of warrants		$ 0	$ 0	$ 65,180	0
Number of share options exercisable (in shares) | shares		3,302,088		3,302,088		4,242,707
Fair value of stock options granted		$ 0	0	$ 3,528,169	1,242,844
Vesting period		1 year		3 years
Share-based compensation		$ 3,998,966	298,489	$ 13,675,130	1,307,874
Equity		524,166,619	2,341,984	524,166,619	2,341,984	$ 433,721,034		$ 1,440,730
Share issuance				49,698,756
Equity issued for non-cash costs					0
RSU And Stock Option Costs To Assets Under Construction		$ 365,866	$ 0	$ 365,866	$ 0
Share capital
Disclosure of classes of share capital [line items]
Number of share options exercised (in shares) | shares				1,183,352	1,024,250	2,055,476
Exercise of stock options				$ 296,128	$ 289,224	$ 891,162
Exercise of warrants (in shares) | shares				1,982		100
Number of shares outstanding (in shares) | shares		175,415,985	96,084,679	175,415,985	96,084,679	163,179,655		83,361,291
Equity		$ 768,608,594	$ 37,805,879	$ 768,608,594	$ 37,805,879	$ 672,079,154		$ 15,441,600
Share issuance (in shares) | shares				5,300,352
Share issuance				$ 49,698,756
Shares issued for non-cash costs (in shares) | shares					478,920	478,920
Equity issued for non-cash costs					$ 455,055	$ 455,055
Exercise of warrants				$ 29,450		$ 288
Number Of Shares Issued Through Redemption Of Warrants (in shares) | shares				7,596
Number Of Shares Issued Through Redemption Of Warrants				$ 103,067
Surrender of Warrants Due to Make-Whole Exercise (in shares) | shares				5,702,644
Surrender of warrants due to Make-Whole Exercise				$ 45,868,706
Restricted share units
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised (in shares) | shares				40,404
Share-based compensation		(2,708,634)	0		604,943
Restricted Share Units settled in shares					$ 0
Restricted share units | Share capital
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised (in shares) | shares				40,404	0	392,276
Restricted Share Units settled in shares					$ 0	$ 3,922,754
Increase (Decrease) Through Exercise Of Equity Instruments				$ 533,333
Restricted share units | Maximum
Disclosure of classes of share capital [line items]
Vesting period				3 years
LTIP
Disclosure of classes of share capital [line items]
Expiration period, share based payment arrangements				10 years
Vesting period				3 years
Stock options
Disclosure of classes of share capital [line items]
Share-based compensation		$ (1,290,332)	$ (298,489)	$ (5,427,228)	(702,932)
Series C Shares
Disclosure of classes of share capital [line items]
Share issuance					$ 21,620,000
Series C Shares | Share capital
Disclosure of classes of share capital [line items]
Share issuance (in shares) | shares					11,220,218	11,220,218
Share issuance					$ 21,620,000	$ 21,620,000
Public Shares
Disclosure of classes of share capital [line items]
Share issuance					$ 0
Public Shares | Share capital
Disclosure of classes of share capital [line items]
Share issuance (in shares) | shares					0	65,671,374
Share issuance						$ 629,748,295